Summary of Expected Credit Loss Allowance (Detail) - Trade receivables [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Allowance For Doubtful Accounts [Line Items]
Beginning balance	$ 2,596	$ 6,072
Impairment loss recognized	483	56
Amounts written-off as uncollectible	(416)	(3,296)
Impairment loss reversed	(1,247)	(30)
Effect of movement in exchange rates	54	(206)
Ending balance	$ 1,470	$ 2,596